Lease obligations (Tables)	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Schedule of lease obligations
$

Balance – January 1, 2019	243,818
Add: Interest Expense	15,258
Less: Lease Payments	(56,207)
Balance – December 31, 2019	202,869

Current	56,207
Non-current	146,662
Balance – December 31, 2019	202,869

Schedule of maturity analysis of operating lease payments
$

Less than one year	56,206
One to two years	59,642
Two to three years	59,954
Three to four years	59,954
Therafter	—

Total undiscounted lease payments payable	235,756
Less: impact of present value	(32,887)

Balance as at December 31, 2019	202,869